Disposal of assets and other transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disposal Of Assets And Other Transactions
Schedule of the major classes of assets and related liabilities classified as held for sale

			12.31.2023	12.31.2022
	E&P	Corporate and other businesses	Total	Total
Assets classified as held for sale
Inventories	-	−	-	21
Investments	-	−	-	-
Property, plant and equipment	335	−	335	3,587
Total	335	−	335	3,608
Liabilities on assets classified as held for sale
Finance debt	-	99	99	133
Provision for decommissioning costs	442	-	442	1,332
Total	442	99	541	1,465

Schedule of transactions pending closing are classified as held for sale

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (1) (2)	Gain/ (loss) (3)	Further infor-mation
Sale of the Company's entire interest in Albacora Leste producing field, located in the Campos Basin	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A.	April 2022 (S) January 2023 (C)	1,947	604	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba cluster	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022 (S) April 2023 (C)	485	352	b
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar cluster	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A.	January 2022 (S) June 2023 (C)	1,455	484	c
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022 (S) August 2023 (C)	35	(15)	d
Total			3,922	1,425
(1) Value agreed on the signing date, plus price adjustments on the closing date, when provided for in the contract.
(2) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(3) Recognized in “Results on disposal/write-offs of assets” (note 11).

Schedule of contingent asset from disposal investments

Transaction	Closing date	Contingent assets at the closing date	Assets recognized in 2023	Assets recognized in previous periods	Balance of contingent assets as of December 31, 2023

Sales in previous years
Riacho da Forquilha cluster	December 2019	62	30	28	4
Pampo and Enchova cluster	July 2020	650	15	180	455
Baúna field	November 2020	285	27	132	126
Miranga cluster	December 2021	85	−	55	30
Cricare cluster	December 2021	118	−	22	96
Peroá cluster	August 2022	43	−	10	33
Papa-Terra field	December 2022	90	1	15	74
Sales in the period
Albacora Leste field	January 2023	250	10	−	240
Norte Capixaba cluster	April 2023	66	11	−	55
Golfinho and Camarupim groups of fields	August 2023	60	−	−	60
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu	April 2022	5,244	43	693	4,508
Total		6,953	137	1,135	5,681

Schedule of cash flows from sales of interest with loss of control

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2022
Mataripe refinery (former RLAM)	391	(22)	369
REMAN	233	(22)	211
Total	624	(44)	580